Derivative Warrant Liabilities - Summary of Outstanding Derivative Warrants (Details)	12 Months Ended
Dec. 31, 2020 shares $ / shares
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrants outstanding	2,080,000
Weighted average contractual life	3 years
Series A Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Exercise price | $ / shares	$ 0.1766
Warrants outstanding	500,000
Weighted average contractual life	4 years 7 months 6 days
Unsecured Convertible Notes Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Exercise price | $ / shares	$ 0.1766
Warrants outstanding	500,000
Weighted average contractual life	3 years
Agent Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Exercise price | $ / shares	$ 1.00
Warrants outstanding	1,080,000
Weighted average contractual life	4 years 4 months 24 days